Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	Carrying amount
	December 31, 2023	December 31, 2024
	NT$000	NT$000
Land	615,385	734,958
Buildings	7,723	13,458
Machinery and equipment	411,809	260,375
Others	2,585	17,800
	1,037,502	1,026,591

	Depreciation expenses
	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Land	21,904	21,524	24,248
Buildings	10,861	11,738	12,195
Machinery and equipment	194,059	245,304	261,383
Others	1,997	2,461	5,468
	228,821	281,027	303,294

Summary of profit and loss accounts relating to lease contracts
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,556	18,757	19,902
Expense on short-term lease contracts	95,213	55,944	140,029